JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2020
JOINT ARRANGEMENTS
JOINT ARRANGEMENTS

29. Joint Arrangements

Joint Operations

The company's material joint operations as at December 31 are set out below:

Material Joint Operations	Principal Activity	Country of Incorporation and Principal Place of Business	Ownership % 2020	Ownership % 2019

Oil Sands

Operated by Suncor:

Fort Hills Energy Limited Partnership	Oil sands development	Canada	54.11	54.11

Meadow Creek	Oil sands development	Canada	75.00	75.00

Non-operated:

Syncrude(1)	Oil sands development	Canada	58.74	58.74

Exploration and Production

Operated by Suncor:

Terra Nova	Oil and gas production	Canada	37.68	37.68

Non-operated:

Buzzard	Oil and gas production	United Kingdom	29.89	29.89

Fenja Development JV	Oil and gas production	Norway	17.50	17.50

Golden Eagle Area Development	Oil and gas production	United Kingdom	26.69	26.69

Hibernia and the Hibernia South Extension Unit	Oil and gas production	Canada	19.19-20.00	19.19-20.00

Hebron	Oil and gas production	Canada	21.03	21.03

Harouge Oil Operations	Oil and gas production	Libya	49.00	49.00

North Sea Rosebank Project	Oil and gas production	United Kingdom	40.00	40.00

Oda	Oil and gas production	Norway	30.00	30.00

White Rose and the White Rose Extensions	Oil and gas production	Canada	26.13-27.50	26.13-27.50

(1)	Syncrude owners have agreed in principle for Suncor to become the operator of the Syncrude project by the end of 2021.

Joint Ventures and Associates

The company does not have any joint ventures or associates that are considered individually material. Summarized aggregate financial information of the joint ventures and associates, which are all included in the company's Refining and Marketing operations, are shown below:

	Joint ventures		Associates

($ millions)	2020	2019	2020	2019

Net (loss) earnings	(10)	(7)	9	—

Total comprehensive (loss) earnings	(10)	(7)	9	—

Carrying amount as at December 31	58	68	68	76